Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Management fees	$ 161,916	$ 120,770		$ 310,130	$ 240,147	$ 503,954	$ 450,949	$ 379,350
Performance fees	17	16		26	312	1,624	4,145	2,936
Total revenues	161,933	120,786		310,156	240,459	505,578	455,094	382,286
Compensation and benefits
Salaries, incentive compensation and benefits	69,251	53,561		141,931	109,254	227,258	198,601	166,629
Pre-offering related compensation - share-based awards	23,851	(4,931)		357,082	29,884	101,682	(21,082)	79,071
Pre-offering related compensation - other	0	13,747		143,035	21,895	54,153	55,714	17,578
Total compensation and benefits	93,102	62,377		642,048	161,033	383,093	233,233	263,278
Distribution and marketing	8,847	7,111		17,023	14,208	28,990	26,174	23,022
Occupancy	2,556	2,207		5,172	4,515	9,251	8,962	8,105
Communication and technology	3,515	3,499		6,845	6,419	13,240	10,605	9,876
General and administrative	5,529	4,085		11,998	8,412	23,917	21,825	12,807
Total operating expenses	113,549	79,279		683,086	194,587	458,491	300,799	317,088
Total operating income (loss)	48,384	41,507		(372,930)	45,872	47,087	154,295	65,198
Non-operating income (loss)
Interest expense	(2,891)	(2,552)		(6,101)	(5,232)	(11,442)	(18,386)	(22,961)
Net gains (losses) of Launch Equity	(1,210)	(955)		3,569	1,539	8,817	(3,102)
Gain (loss) on interest rate swap	0	250		0	(52)	(69)	(1,933)	866
Net gain on the valuation of contingent value rights	8,620	0		33,420	0
Loss on debt extinguishment						(827)
Other non-operating gains						58	260	705
Total non-operating income (loss)	4,519	(3,257)		30,888	(3,745)	(3,463)	(23,161)	(21,390)
Income (loss) before income taxes	52,903	38,250		(342,042)	42,127	43,624	131,134	43,808
Provision for income taxes	5,873	247		10,322	579	1,047	1,162	1,281
Net income (loss) before noncontrolling interests	47,030	38,003	81,978	(352,364)	41,548	42,577	129,972	42,527
Less: Net income (loss) attributable to noncontrolling interests - Artisan Partners Holdings	42,442	38,958		(364,681)	40,009	33,760	133,073	42,527
Less: Net income (loss) attributable to noncontrolling interest-Launch Equity	(1,210)	(955)		3,569	1,539	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management Inc.	$ 5,798	$ 0	$ 8,748	$ 8,748	$ 0	$ 0	$ 0
Earnings per share
Basic	$ 0.38		$ 0.57			$ 0
Diluted	$ 0.38		$ 0.57
Weighted average number of common shares
Basic	12,728,949		12,728,949
Diluted	15,294,412		15,294,412